SUPPLEMENT DATED JANUARY 31, 2016

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015

FIRST INVESTORS TAX EXEMPT FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015

The following change is made to the First Investors Equity Funds Statement of Additional Information (“SAI”):

1.	In Appendix B to Part I of the SAI, the following is added as the first sentence of item (4) under the heading “Fundamental Policies”:

All Funds other than the Real Estate Fund.

The following changes are made to the First Investors Life Series Funds SAI:

1.	In Part I of the SAI, the list of First Investors Life Series Funds for Clark D. Wagner in the “Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2014” table in the “Portfolio Managers” section is deleted in its entirety and replaced with the following:
Life Series Limited Duration High Quality Bond Fund
Life Series Total Return Fund

2.	In Part I of the SAI, the row for Clark D. Wagner in the “Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2014” table in the “Portfolio Managers” section is deleted in its entirety and replaced with the following:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Clark D. Wagner	Life Series Limited Duration High Quality Bond Fund	None
	Life Series Total Return Fund	None

The following changes are made to the First Investors Tax Exempt Funds SAI:

1.	In Part II of the SAI, the last paragraph under the heading “Telephone Redemptions and Other Instructions” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:
As long as you have telephone privileges, you may be able to establish Systematic Withdrawal payments as well as change the amount of your Systematic Withdrawal payments on non-retirement and certain retirement accounts, and authorize certain fees to be deducted from your account on certain account registrations.
2.	In Part II of the SAI, item number 3 in the list of sales charge discounts and waivers under the heading “Additional Information About Sales Charge Discounts and Waivers” in the “Additional

Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:

3. If you own Class A shares of Fund For Income that are attributable to your investment in the Executive Investors High Yield Fund or you own shares of Class A shares of the Growth and Income Fund that are attributable to your investment in the Executive Investors Blue Chip Fund and you have owned these shares continuously since March 13, 2000, or if you have continuously owned Class A shares of the Tax Exempt Opportunities Fund since December 17, 2000, the fund account in which you own these shares is entitled to the following special sales charge rate on additional investments in those funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

3.	In Part II of the SAI, item number 6 in the list of information about ROI and SOI policies under the heading “Additional Information About Sales Charge Discounts and Waivers” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:

Investments in group retirement plans including 401(k) plans, profit sharing plans, money purchase plans, deferred benefit plans, Keoghs, ERISA 403(b) and target benefit plans available through a retirement plan recordkeeper or third party administrator are not considered for purposes of any individual participant’s ROA or SOI privileges.

4.	In Part II of the SAI, the following is added at the end of the first paragraph under the heading “Additional Information About Our Signature Guarantee Policies” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section:

For items 5 and 9, the Funds’ transfer agent at its discretion, may employ other procedures in lieu of requiring a medallion signature guarantee.

5.	In Part II of the SAI, the following is added as the second sentence of the third paragraph under the heading “Missing Or Incorrect TINs and Returned Mail” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section:

In certain circumstances, the Funds’ transfer agent, at its discretion, may employ other procedures in lieu of requiring a signature guarantee.

6.	In Part II of the SAI, the last paragraph under the heading “E-Mail Policies” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:
Except for purchase orders received from a retirement plan employer or Third Party Administrator, e-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders.  The First Investors Funds will not honor trades or address change requests sent to us from customers via e-mail.

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Please retain this Supplement for future reference.

ETSAI116